Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
C000241788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beacon Selective Risk ETF
C000241789
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beacon Tactical Risk ETF
Without Sales Load [Member] | C000241788
Average Annual Return [Line Items]
Average Annual Return, Percent	8.26%	9.77%
Without Sales Load [Member] | C000241789
Average Annual Return [Line Items]
Average Annual Return, Percent	1.43%	3.96%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.99%	20.92%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.99%	20.92%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent	20.42%	15.11%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent	20.42%	15.11%